S000008513 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nuveen California High Yield Municipal Bond Fund | Nuveen California High Yield Municipal Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.07%	4.91%	4.33%	(20.95%)	5.11%	5.77%	11.60%	(0.53%)	11.02%	(0.80%)

[1]	Class A year-to-date total return as of March 31, 2026 was -0.20%. The performance of the other share classes will differ due to their different expense structures.